Deferred Taxation - Deferred Tax Balances After Offset (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets and liabilities [abstract]
Deferred tax assets	¥ 19,699	¥ 12,161
Deferred tax liabilities	¥ 21,016	¥ 26,638